JLS	Nuveen Mortgage and Income Fund Portfolio of Investments March 31, 2021
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 130.4% (99.1% of Total Investments)

	MORTGAGE-BACKED SECURITIES – 84.9% (64.5% of Total Investments)

$1,500	Alen 2021-ACEN Mortgage Trust, 144A, (1-Month LIBOR reference rate + 4.000% spread), (3)	4.106%	4/15/34	BB–	$1,500,448
1,000	Angel Oak Mortgage Trust 2019-5, 144A	3.957%	10/25/49	BB	1,025,640
1,000	BANK 2019-BNK21, 144A	2.500%	10/17/52	BBB	885,415
1,000	BBCMS Mortgage Trust 2020-C6, 144A	3.688%	2/15/53	N/R	1,030,974
3,355	BCAP LLC Trust 2007-AA1, (1-Month LIBOR reference rate + 0.180% spread), (3)	0.289%	3/25/37	Caa3	3,270,009
1,500	Benchmark 2020-B18 Mortgage Trust, 144A	4.139%	7/15/53	B–	1,512,295
499	BX Commercial Mortgage Trust 2020-BXLP, 144A, (1-Month LIBOR reference rate + 1.600% spread), (3)	1.706%	12/15/36	N/R	498,389
845	CD 2016-CD1 Mortgage Trust (4)	3.631%	8/10/49	A–	827,526
1,500	CD 2016-CD2 Mortgage Trust	4.023%	11/10/49	A–	1,525,440
1,028	CD 2017-CD3 Mortgage Trust (4)	4.559%	2/10/50	A–	1,053,623
25	CF 2020-P1 Mortgage Trust, 144A	2.840%	4/15/25	N/R	26,216
750	CF 2020-P1 Mortgage Trust, 144A	10.010%	4/15/52	N/R	803,811
680	CHL Mortgage Pass-Through Trust 2006-HYB1	2.581%	3/20/36	Caa3	678,656
1,000	Citigroup Commercial Mortgage Trust 2015-GC29 (4)	4.151%	4/10/48	A–	1,052,804
1,200	COMM 2013-CCRE11 Mortgage Trust (4)	5.112%	8/10/50	Aa3	1,295,288
1,500	COMM 2013-LC13 Mortgage Trust, 144A	5.306%	8/10/46	BB–	1,368,105
700	COMM 2014-CCRE15 Mortgage Trust, 144A	4.741%	2/10/47	Baa3	716,123
1,000	COMM 2014-CCRE19 Mortgage Trust, 144A	4.709%	8/10/47	BBB–	960,913
1,000	COMM 2015-CCRE22 Mortgage Trust, 144A	3.000%	3/10/48	BB–	785,998
1,500	COMM 2015-CCRE24 Mortgage Trust (4)	3.463%	8/10/48	BBB–	1,349,960
800	COMM 2015-CCRE25 Mortgage Trust	4.534%	8/10/48	A–	843,665
1,245	COMM 2015-CCRE25 Mortgage Trust	3.784%	8/10/48	BB	1,126,971
1,500	COMM 2015-CCRE26 Mortgage Trust (4)	4.480%	10/10/48	A–	1,621,846
800	COMM 2015-LC21 Mortgage Trust (4)	4.335%	7/10/48	N/R	863,652
1,000	COMM MORTGAGE TRUST (4)	4.561%	5/10/51	A–	1,075,570
1,352	Connecticut Avenue Securities Trust 2018-R07, 144A, (1-Month LIBOR reference rate + 2.400% spread), (3)	2.550%	4/25/31	B+	1,354,457
617	Connecticut Avenue Securities Trust 2019-R01, 144A, (1-Month LIBOR reference rate + 2.450% spread), (3)	2.559%	7/25/31	Aaa	618,373
1,253	Connecticut Avenue Securities Trust 2019-R07, 144A, (1-Month LIBOR reference rate + 2.100% spread), (3)	2.209%	10/25/39	B	1,254,427
2,000	Connecticut Avenue Securities Trust 2020-R01, 144A, (1-Month LIBOR reference rate + 2.050% spread), (3), (4)	2.159%	1/25/40	B	1,997,099
2,500	Connecticut Avenue Securities Trust 2020-R02, 144A, (1-Month LIBOR reference rate + 2.000% spread), (3), (5)	2.109%	1/25/40	B	2,492,209
800	CPT MORTGAGE TRUST, 144A	2.997%	11/13/39	N/R	766,457
1,000	Ellington Financial Mortgage Trust 2019-1, 144A	3.587%	6/25/59	BBB	1,002,455
1,510	Fannie Mae Connecticut Avenue Securities, 144A, (1-Month LIBOR reference rate + 2.100% spread), (3)	2.209%	9/25/39	B	1,512,230
1,386	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 3.000% spread), (3), (5)	3.109%	7/25/24	Aaa	1,365,991
1,844	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 2.650% spread), (3), (4)	2.759%	2/25/30	Aaa	1,858,941
972	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 2.200% spread), (3)	2.306%	8/25/30	Aaa	970,381
1,100	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 2.150% spread), (3)	2.259%	10/25/30	BB	1,095,046
2,492	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 2.550% spread), (3)	2.659%	12/25/30	B+	2,496,380
3,424	Fannie Mae Connecticut Avenue Securities, (1-Month LIBOR reference rate + 2.100% spread), (3), (5)	2.209%	3/25/31	Aaa	3,410,415
885	First Horizon Alternative Mortgage Securities Trust 2005-AA7	2.376%	9/25/35	N/R	865,565
1,523	First Horizon Alternative Mortgage Securities Trust 2006-FA3	6.000%	7/25/36	N/R	1,051,338
93	Flagstar Mortgage Trust 2017-2, 144A	4.106%	10/25/47	A3	96,131
1,132	Freddie Mac Multifamily Structured Pass-Through Certificates, (I/O)	2.803%	10/25/55	N/R	235,262

JLS	Nuveen Mortgage and Income Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	MORTGAGE-BACKED SECURITIES (continued)

$1,985	Freddie Mac Stacr Remic Trust 2019-Hqa4, 144A, (1-Month LIBOR reference rate + 2.050% spread), (3), (4)	2.159%	11/25/49	B+	$1,984,865
2,490	Freddie Mac Stacr Remic Trust 2020-DNA1, 144A, (1-Month LIBOR reference rate + 1.700% spread), (3)	1.809%	12/25/49	BB–	2,481,539
2,000	Freddie Mac STACR Remic Trust 2020-DNA2, 144A, (1-Month LIBOR reference rate + 1.850% spread), (3), (5)	1.959%	2/25/50	BB	1,992,248
1,922	Freddie Mac STACR REMIC Trust 2020-HQA1, 144A, (1-Month LIBOR reference rate + 1.900% spread), (3), (4)	2.009%	1/25/50	B	1,918,518
1,500	Freddie Mac Stacr Remic Trust 2020-HQA2, 144A, (1-Month LIBOR reference rate + 3.100% spread), (3), (5)	3.209%	3/25/50	Ba2	1,516,846
1,500	Freddie Mac Stacr Trust 2018-HQA2, 144A, (1-Month LIBOR reference rate + 2.300% spread), (3)	2.409%	10/25/48	B+	1,499,999
1,394	Freddie Mac STACR Trust 2019-DNA4, 144A, (1-Month LIBOR reference rate + 1.950% spread), (3), (4)	2.059%	10/25/49	BB–	1,392,846
1,425	Freddie Mac STACR Trust 2019-DNA4, 144A, (1-Month LIBOR reference rate + 2.700% spread), (3)	2.809%	10/25/49	B	1,411,099
2,214	Freddie Mac STACR Trust 2019-HRP1, 144A, (1-Month LIBOR reference rate + 1.400% spread), (3), (4)	1.509%	2/25/49	BBB+	2,199,059
235	Freddie Mac Strips, Series FHS 327 S8, (1-Month LIBOR *-100% reference rate + 5.920% spread), (I/O), (3)	5.814%	3/15/44	N/R	43,448
126	Freddie Mac Structured Agency Credit Risk Debt Notes, (1-Month LIBOR reference rate + 4.150% spread), (3), (4)	4.259%	1/25/25	Aaa	125,581
1,500	Freddie Mac Structured Agency Credit Risk Debt Notes, (1-Month LIBOR reference rate + 2.350% spread), (3), (4)	2.459%	4/25/30	Baa3	1,496,776
1,716	Freddie Mac Structured Agency Credit Risk Debt Notes, (1-Month LIBOR reference rate + 1.800% spread), (3), (4)	1.909%	7/25/30	Aaa	1,704,619
900	Freddie Mac Structured Agency Credit Risk Debt Notes, (1-Month LIBOR reference rate + 2.300% spread), (3)	2.472%	8/25/30	BB–	900,487
354	Freddie Mac Structured Agency Credit Risk Debt Notes, 144A	4.023%	9/25/47	Ba3	353,742
429	Freddie Mac Structured Agency Credit Risk Debt Notes, 144A	4.489%	11/25/48	Aaa	428,564
1,467	GMACM Mortgage Loan Trust 2005-AF2	6.000%	12/25/35	N/R	1,396,512
1,000	GS Mortgage Securities Corp Trust 2018-TWR, 144A, (1-Month LIBOR reference rate + 1.450% spread), (3), (4)	1.556%	7/15/31	A–	988,203
1,000	GS Mortgage Securities Trust 2015-GC30 (4)	4.030%	5/10/50	N/R	1,062,141
1,000	GS Mortgage Securities Trust 2016-GS4	3.811%	11/10/49	A–	942,641
500	GS Mortgage Securities Trust 2019-GC40, 144A	3.550%	7/10/52	BBB–	516,391
546	Hudson Yards, 144A	2.943%	12/10/41	Baa3	535,611
1,000	Hudson Yards, 144A	2.943%	12/10/41	N/R	930,037
1,840	IndyMac INDX Mortgage Loan Trust 2005-AR11	2.994%	8/25/35	Caa3	1,667,357
915	JP Morgan Mortgage Trust 2006-A6	3.130%	10/25/36	N/R	828,821
934	JP Morgan Mortgage Trust 2018-6, 144A	3.928%	12/25/48	Ba1	937,147
1,600	JPMBB Commercial Mortgage Securities Trust 2014-C22	4.554%	9/15/47	BBB	1,515,809
1,000	JPMBB Commercial Mortgage Securities Trust 2015-C27 (4)	3.898%	2/15/48	N/R	1,050,724
760	JPMBB Commercial Mortgage Securities Trust 2015-C29 (4)	4.118%	5/15/48	AA–	791,324
400	JPMBB Commercial Mortgage Securities Trust 2015-C29	4.198%	5/15/48	A–	391,376
1,500	JPMCC Commercial Mortgage Securities Trust 2017-JP7, 144A	4.400%	9/15/50	BBB	1,478,861
600	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19	4.000%	12/15/47	N/R	625,622
226	Morgan Stanley Capital I Trust 2015-MS1	4.032%	5/15/48	N/R	242,500
250	Morgan Stanley Mortgage Loan Trust 2007-15AR	3.064%	11/25/37	CCC	215,617
2,000	MRCD Mortgage Trust, 144A	2.718%	12/15/36	N/R	1,974,683
1,000	Natixis Commercial Mortgage Securities Trust 2019-1776, 144A	3.902%	10/15/36	Ba3	981,120
1,000	Natixis Commercial Mortgage Securities Trust 2019-MILE, 144A, (1-Month LIBOR reference rate + 2.750% spread), (3), (4)	2.856%	7/15/36	N/R	999,999
1,050	Natixis Commercial Mortgage Securities Trust 2019-MILE, 144A, (1-Month LIBOR reference rate + 4.250% spread), (3)	4.356%	7/15/36	N/R	1,033,574
1,849	RALI Series 2007-QS2 Trust	6.250%	1/25/37	Caa3	1,757,176
1,500	Spruce Hill Mortgage Loan Trust 2020-SH1, 144A	3.827%	1/28/50	BB	1,510,703
2,275	STACR Trust 2018-HRP1, 144A, (1-Month LIBOR reference rate + 1.650% spread), (3), (4)	1.759%	4/25/43	BB–	2,259,537
1,000	UBS-Barclays Commercial Mortgage Trust 2013-C5, 144A	3.649%	3/10/46	Aa3	1,015,263
500	Verus Securitization Trust 2019-2, 144A	3.781%	5/25/59	BBB–	494,413
200	Verus Securitization Trust 2019-3, 144A	4.043%	7/25/59	BB	203,410
1,190	Wells Fargo Commercial Mortgage Trust 2012-LC5, 144A (4)	4.759%	10/15/45	Baa3	1,209,886
1,300	Wells Fargo Commercial Mortgage Trust 2015-NXS1	4.147%	5/15/48	BBB–	1,322,385
$106,902	Total Mortgage-Backed Securities (cost $104,507,247)				104,471,573

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED SECURITIES – 45.5% ( 34.6% of Total Investments)

$981	AASET 2020-1 Trust, 144A	6.413%	1/16/40	B	$681,659
948	Adams Outdoor Advertising LP, 144A	4.810%	11/15/48	A	1,015,949
1,500	Adams Outdoor Advertising LP, 144A	7.356%	11/15/48	BB	1,563,985
2,000	AIMCO CLO 10 Ltd, 144A, (3-Month LIBOR reference rate + 3.550% spread), (3)	3.772%	7/22/32	BBB–	2,002,146
1,250	Air Canada 2020-2 Class A Pass-Through Trust, 144A	5.250%	4/01/29	A	1,343,300
1,250	Air Canada 2020-2 Class B Pass-Through Trust, 144A	9.000%	10/01/25	BBB–	1,372,364
154	ARTS Ltd	1.964%	9/15/21	BB+	152,923
1,275	Avis Budget Rental Car Funding AESOP LLC, 144A	4.530%	3/20/23	BBB	1,303,733
225	Avis Budget Rental Car Funding AESOP LLC, 144A	4.950%	3/20/25	BBB	242,863
1,000	Bojangles Issuer LLC, 144A	3.832%	10/20/50	N/R	1,043,990
500	Bonanza RE Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 4.750% spread), (3)	4.765%	12/23/24	N/R	504,400
991	British Airways 2020-1 Class A Pass-Through Trust, 144A	4.250%	11/15/32	A	1,038,620
983	British Airways 2020-1 Class B Pass-Through Trust, 144A (4)	8.375%	11/15/28	BBB	1,118,998
750	Caelus Re VI Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 5.500% spread), (3)	5.515%	6/07/23	N/R	765,075
2,000	Cars Net Lease Mortgage Notes Series 2020-1, 144A	4.690%	12/15/50	BBB	2,144,425
775	CARS-DB4 LP, 144A	4.520%	2/15/50	BBB	791,959
300	Cayuga Park CLO, Ltd, 144A, (3-Month LIBOR reference rate + 7.330% spread), (3)	7.553%	7/17/31	BB–	303,588
1,200	Cayuga Park CLO, Ltd, 144A, (3-Month LIBOR reference rate + 4.000% spread), (3)	4.190%	7/17/31	BBB–	1,204,093
1,000	CIFC Funding 2019-II Ltd, 144A, (3-Month LIBOR reference rate + 3.600% spread), (3)	3.823%	4/17/30	Baa3	1,000,850
1,375	CIFC Funding 2020-II Ltd, 144A, (3-Month LIBOR reference rate + 4.250% spread), (3)	4.438%	8/24/32	BBB–	1,384,471
414	DB Master Finance LLC, 144A	4.021%	5/20/49	BBB	437,484
49	Domino’s Pizza Master Issuer LLC, 144A	4.118%	7/25/47	BBB+	52,214
973	Driven Brands Funding LLC, 144A, (5)	4.739%	4/20/48	BBB–	1,032,581
250	Garanti Diversified Payment Rights Finance Co	3.397%	10/09/21	BB+	248,250
1,995	Hardee’s Funding LLC, 144A	3.981%	12/20/50	BBB	2,059,020
379	Hilton Grand Vacations Trust 2020-A, 144A	4.220%	2/25/39	A	404,526
758	Hilton Grand Vacations Trust 2020-A, 144A	6.420%	2/25/39	BBB	843,268
596	HIN Timeshare Trust 2020-A, 144A	5.500%	10/09/39	BB	618,593
426	HIN Timeshare Trust 2020-A, 144A	6.500%	10/09/39	B	435,571
1,433	Horizon Aircraft Finance II Ltd, 144A	4.703%	7/15/39	BBB	1,383,642
244	Horizon Aircraft Finance III Ltd, 144A	4.458%	11/15/39	BBB	235,834
529	Jack in the Box Funding LLC, 144A	3.982%	8/25/49	BBB	542,550
651	Jack in the Box Funding LLC, 144A	4.476%	8/25/49	BBB	686,974
318	Lunar Aircraft 2020-1 LTD, 144A	4.335%	2/15/45	BB	306,749
317	Lunar Aircraft 2020-1 LTD, 144A	6.413%	2/15/45	B	258,221
1,375	Magnetite XXIII Ltd, 144A, (3-Month LIBOR reference rate + 6.750% spread), (3)	6.968%	10/25/32	BB–	1,377,237
1,630	Mexico Remittances Funding Fiduciary Estate Management Sarl, 144A	4.875%	1/15/28	BB+	1,597,563
800	Mosaic Solar Loan Trust 2020-1, 144A	4.470%	4/20/46	N/R	823,384
540	Mosaic Solar Loan Trust 2020-1, 144A	6.910%	4/20/46	N/R	564,325
1,520	Mosaic Solar Loan Trust 2020-2, 144A	5.420%	8/20/46	N/R	1,568,028
987	MVW 2020-1 LLC, 144A	4.210%	10/20/37	BBB	1,043,486
630	MVW 2020-1 LLC, 144A	7.140%	10/20/37	BB	687,666
1,250	Neuberger Berman Loan Advisers CLO 37 Ltd, 144A, (3-Month LIBOR reference rate + 7.050% spread), (3)	7.274%	7/20/31	BB–	1,253,425
250	Oportun Funding XIV LLC, 144A	3.440%	3/08/28	N/R	249,909
500	Oportun Funding XIV LLC, 144A	5.400%	3/08/28	N/R	499,761
400	Residential Reinsurance 2020 Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 6.250% spread), (3)	6.265%	12/06/24	N/R	405,400
1,308	SERVPRO Master Issuer LLC, 144A	3.882%	10/25/49	BBB–	1,349,287
586	Sesac Finance LLC, 144A	5.216%	7/25/49	N/R	619,083
307	Sierra Timeshare 2019-3 Receivables Funding LLC, 144A	4.180%	8/20/36	BB	311,420
938	Sierra Timeshare 2020-2 Receivables Funding LLC, 144A	6.590%	7/20/37	BB	989,773
294	S-Jets 2017-1 Ltd, 144A	5.682%	8/15/42	BB	270,203
762	Sonic Capital LLC, 144A	3.845%	1/20/50	BBB	789,291
660	START Ireland, 144A	5.095%	3/15/44	BB	626,809
505	Taco Bell Funding LLC, 144A	4.970%	5/25/46	BBB	547,557

JLS	Nuveen Mortgage and Income Fund (continued)
Portfolio of Investments March 31, 2021
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED SECURITIES (continued)

$500	TCW CLO 2019-1 AMR Ltd, 144A, (3-Month LIBOR reference rate + 6.750% spread), (3)	6.944%	2/15/29	BB–	$496,577
1,000	TES LLC, 2017-1A B, 144A	7.740%	10/20/47	N/R	984,263
1,000	Tesla Auto Lease Trust 2018-B, 144A	7.870%	6/20/22	Ba3	1,025,826
710	Tesla Auto Lease Trust 2019-A, 144A	5.480%	5/22/23	Ba3	749,626
1,500	Tesla Auto Lease Trust 2020-A, 144A, (5)	4.640%	8/20/24	Ba2	1,579,387
1,317	United Airlines 2020-1 Class A Pass-Through Trust, (4)	5.875%	10/15/27	A	1,460,552
250	Ursa Re II Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 6.250% spread), (3)	6.265%	12/07/23	N/R	255,375
1,756	Vivint Solar Financing V LLC, 144A	7.370%	4/30/48	N/R	1,869,214
1,000	Voya CLO 2020-1 Ltd, 144A, (3-Month LIBOR reference rate + 4.250% spread), (3)	4.473%	7/16/31	BBB–	1,002,282
472	VR Funding LLC, 144A	6.420%	11/15/50	N/R	463,238
$54,536	Asset-Backed Securities (cost $54,400,520)				55,984,815
	Total Long-Term Investments (cost $158,907,767)				160,456,388

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	SHORT-TERM INVESTMENTS – 1.2% (0.9% of Total Investments)

	U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 1.2% (0.9% of Total Investments)
$1,430	Federal Agricultural Mortgage Corp Discount Notes	0.000%	4/01/21	N/R	$1,429,998
$1,430	Total Short-Term Investments (cost $1,430,000)				1,429,998
	Total Investments (cost $160,337,767) – 131.6%				161,886,386
	Borrowings – (11.7)% (6), (7)				(14,355,000)
	Reverse Repurchase Agreements, including accrued interest – (19.7)% (8)				(24,218,879)
	Other Assets Less Liabilities – (0.2)%				(264,597)
	Net Assets Applicable to Common Shares – 100%				$123,047,910

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Mortgage-Backed Securities	$—	$104,471,573	$—	$104,471,573
Asset-Backed Securities	—	55,984,815	—	55,984,815
Short-Term Investments:
U.S. Government and Agency Obligations	—	1,429,998	—	1,429,998
Total	$—	$161,886,386	$—	$161,886,386

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.

(3)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(4)

Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in reverse repurchase agreements. As of the end of the reporting period, investments with a value of $33,617,813 have been pledged as collateral for reverse repurchase agreements.

(5)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $11,958,436.

(6)	Borrowings as a percentage of Total Investments is 8.9%.

(7)

The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period, investments with a value of $35,324,464 have been pledged as collateral for borrowings.

(8)	Reverse Repurchase Agreements as a percentage of Total Investments is 15.0%.

12MTA	Federal Reserve U.S. 12-Month Cumulative Treasury Average 1-Year CMT.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

I/O	Interest Only security.

LIBOR	London Inter-Bank Offered Rate